Subsequent events (Details Narrative) $ in Thousands	8 Months Ended
Aug. 31, 2023 USD ($)
Two newbuilding Japanese MR2 Product Tankers [Member]
Property, Plant and Equipment [Line Items]
Vessel type	MR2 Product Tanker
Property, Plant and Equipment, Additions	$ 20,000
Date of delivery	first half of 2027
Navios Horizon I [Member]
Property, Plant and Equipment [Line Items]
Vessel type	Kamsarmax
Property, Plant and Equipment, Additions	$ 27,950
Date of delivery	third quarter of 2023
Vessel year built	2019
Vessel capacity in DWT	81,692